Convertible Preferred Stock	9 Months Ended
Sep. 30, 2020
Temporary Equity Disclosure [Abstract]
Convertible Preferred Stock

8. Convertible Preferred Stock

Prior to its conversion to common stock in connection with the Company’s IPO in April 2020, the Company’s convertible preferred stock was classified as temporary equity on the Company’s balance sheets in accordance with authoritative guidance. Convertible preferred stock authorized and issued and its principal terms as of December 31, 2019 consisted of the following (in thousands, except share and per share amounts):

	As of December 31, 2019
	Shares Authorized	Shares Issued and Outstanding	Issue Period	Issue Price per Share	Dividend Annual Rate per Share	Aggregate Liquidation Preference
Series A	3,862,500	3,862,500	2014 - 2015	$4.00	$0.32	$15,450
Series B	6,750,000	6,749,999	2015 - 2016	$8.00	$0.64	$54,000
Series C	4,448,788	4,448,780	2018 - 2019	$12.00	$0.96	$53,385
Series D	5,287,500	4,217,327	2019	$13.20	$1.056	$55,669
Total	20,348,788	19,278,606

In connection with the Company’s IPO in April 2020, all outstanding shares of the convertible preferred stock converted into 19,278,606 shares of common stock and the related carrying value was reclassified to common stock and additional paid-in capital. There were no shares of convertible preferred stock outstanding as of the closing of the IPO.